Financial Instruments and Risk Management - Schedule of Significant Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Significant Exchange Rates [Abstract]
Average rate	1.039	1.081
Period-end spot rate	1.084	1.084